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Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277
November 18, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated October 5, 2011, do not differ from those contained in Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 4, 2011.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely, /s/ Daphne Tippens Chisolm Law Offices of DT Chisolm, PC